INCOME TAXES - Schedule of reconciliation between the effective income tax rate and the federal statutory income tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Loss before income taxes	$ (16,543,616)	$ (7,908,777)
Expected recovery at federal rate of 21%	(3,474,159)	(1,660,843)
Expected recovery at state rate of 5.5%	(909,899)	(434,983)
Permanent book/tax differences	27,035	482,490
Change in valuation allowance	4,357,023	1,613,336
Total tax benefit	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
US federal statutory rate	21.00%	21.00%
Florida state rate	5.50%	5.50%
Effects of: Amortization of debt discount	0.00%	(6.00%)
Effects of: Permanent book/tax differences	(0.20%)	0.00%
Effects of: Valuation allowance	(26.30%)	(20.50%)
Effective income tax rate	0.00%	0.00%